Acquisitions - 2020 business acquisitions (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Feb. 01, 2020 USD ($) item shares	Jan. 10, 2020 USD ($)	Jul. 31, 2020 USD ($) EquityInstruments shares	Feb. 29, 2020 USD ($)	Aug. 31, 2018 USD ($) ft² item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)	May 01, 2021 USD ($)	Nov. 30, 2020 USD ($)	Aug. 17, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration liability						$ 28,839	$ 1,898
Roll over option consideration									$ 132,232
Prepayment of acquisition consideration							132,234
Dispensaries located in Amesbury, Salisbury and Salem | Alternative Therapies Group, Inc. - ("ATG")
Disclosure of detailed information about business combination [line items]
Cash consideration						7,500
Cura Partners, Inc. - ("Cura" or "Select")
Disclosure of detailed information about business combination [line items]
Shares issued value	$ 251,911
Value of shares held in escrow	17,381
Contingent consideration liability	28,445
Roll over option consideration	$ 26,072
Number of shareholders elected cash in lieu of consideration | item	2
Cash paid												$ 631
Gain on change in contingent consideration							$ 28,445
Transaction cost						7,452
Cura Partners, Inc. - ("Cura" or "Select") | Revenue achieved exceeding $300,000
Disclosure of detailed information about business combination [line items]
Revenue target threshold	$ 300,000
Contingent cash earnout	200,000
Cura Partners, Inc. - ("Cura" or "Select") | Minimum
Disclosure of detailed information about business combination [line items]
Revenue target threshold	130,000
Cura Partners, Inc. - ("Cura" or "Select") | Maximum
Disclosure of detailed information about business combination [line items]
Revenue target threshold	$ 250,000
Cura Partners, Inc. - ("Cura" or "Select") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued	55,000,000
Contingent additional shares issued | shares	40,555,556
Number of Shares, Payout Criteria not met | shares	40,555,556
Remedy Compassion Center, Inc. - ("Remedy")
Disclosure of detailed information about business combination [line items]
Consideration paid				$ 2,369
Transaction cost				$ 28
Primary Organic Therapy, Inc. - ("MEOT")
Disclosure of detailed information about business combination [line items]
Cash paid			$ 8,000
Contingent cash earnout			2,000
Contingent cash consideration fair value			44
Transaction cost			32
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of detailed information about business combination [line items]
Notes receivable applied to purchase consideration			83,233
Transaction cost			54
GR Companies, Inc. - ("Grassroots")
Disclosure of detailed information about business combination [line items]
Consideration paid								$ 687,418
Acquisition related cost			51,487
Transaction cost			7,623
Prepayment of acquisition consideration			$ 132,232
Amount of additional license recognized in intangible assets						$ 53,389
Number of additional license recognized as intangible assets | item						2
Number of license classified as held for sale | item						1
Number of license related to entity yet to commence operations | item						1
GR Companies, Inc. - ("Grassroots") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments			103,455,816
Shares issued value			$ 564,541
Shares held in escrow | shares			12,851,005
Value of shares held in escrow			$ 71,389
PalliaTech Florida, LLC
Disclosure of detailed information about business combination [line items]
Equity interest acquired		11.40%									11.40%
Consideration paid		$ 2,500
PalliaTech Florida, LLC | Secured Promissory Notes
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes											$ 1,750
PalliaTech Florida, LLC | SVS
Disclosure of detailed information about business combination [line items]
Consideration paid											$ 2,375,000
Cash consideration		$ 1,772,062
Alternative Therapies Group, Inc. - ("ATG")
Disclosure of detailed information about business combination [line items]
Facility area acquired | ft²					53,600
Number of dispensaries | item					3
Cash paid										$ 7,500			$ 42,500
Consideration paid					$ 50,000
Transaction cost					$ 204